Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 27,391	$ 9,417
Items that may be subsequently classified to net income:
Currency translation adjustments on foreign operations	130	667
Total comprehensive income	27,521	10,084
Total comprehensive income attributable to shareholders	23,549	5,098
Non-controlling interests	3,972	4,986
Total comprehensive income attributable to shareholders	$ 27,521	$ 10,084